LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Right of use assets	$ 771,886	$ 600,361	$ 600,361
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	1,072,797		850,518
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(300,911)		(250,157)
Land [Member]
Statement [Line Items]
Right of use assets	599,101		460,386
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	660,753		493,297
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(61,652)		(32,911)
Buildings [member]
Statement [Line Items]
Right of use assets	15,992		16,412
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	32,265		35,183
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(16,273)		(18,771)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	63,102		60,993
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	93,922		85,252
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(30,820)		(24,259)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	392		186
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	784		412
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(392)		(226)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	80,464		50,869
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	269,228		223,708
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(188,764)		(172,839)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	12,835		11,515
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	15,845		12,666
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (3,010)		$ (1,151)